Federated Government Income Securities, Inc.
Portfolio of Investments
November 30, 2019 (unaudited)
Principal Amount		Value
	U.S. TREASURIES—29.0%
	U.S. Treasury Bonds—8.1%
$600,000	2.250%, 8/15/2046	$604,446
500,000	2.750%, 8/15/2042	550,606
1,525,000	2.875%, 8/15/2045	1,725,467
1,675,000	2.875%, 5/15/2049	1,918,135
500,000	3.000%, 2/15/2047	582,119
500,000	3.000%, 2/15/2048	583,265
2,500,000	3.125%, 8/15/2044	2,940,815
1,350,000	4.375%, 5/15/2040	1,859,303
1,250,000	6.000%, 2/15/2026	1,565,220
	TOTAL	12,329,376
	U.S. Treasury Notes—20.9%
525,000	1.375%, 9/30/2023	520,330
2,000,000	1.500%, 8/15/2022	1,994,530
2,450,000	1.750%, 5/15/2022	2,458,415
3,000,000	2.000%, 2/15/2023	3,036,585
1,000,000	2.125%, 5/15/2025	1,023,501
1,850,000	2.250%, 11/15/2027	1,919,817
2,000,000	2.375%, 1/31/2023	2,046,875
2,400,000	2.500%, 1/15/2022	2,443,404
1,500,000	2.500%, 3/31/2023	1,543,304
1,500,000	2.500%, 1/31/2024	1,552,199
1,250,000	2.500%, 2/28/2026	1,308,562
3,500,000	2.750%, 8/15/2021	3,563,181
1,000,000	2.750%, 7/31/2023	1,039,972
1,500,000	2.875%, 10/31/2020	1,515,851
1,500,000	2.875%, 10/15/2021	1,533,601
1,700,000	2.875%, 9/30/2023	1,778,768
700,000	2.875%, 11/30/2025	746,915
750,000	2.875%, 8/15/2028	817,053
750,000	3.125%, 11/15/2028	833,892
	TOTAL	31,676,755
	TOTAL U.S. TREASURIES (IDENTIFIED COST $41,278,516)	44,006,131
	ASSET-BACKED SECURITIES—0.3%
	Other—0.3%
184,360	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	185,902
138,466	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	138,829
110,612	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	110,848
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $433,394)	435,579
	GOVERNMENT AGENCIES—4.7%
	Federal Home Loan Bank System—3.2%
4,850,000	2.625%, 5/28/2020	4,874,033
	Tennessee Valley Authority Bonds—1.5%
2,200,000	2.875%, 2/1/2027	2,332,990
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,046,560)	7,207,023

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—54.7%
	Federal Home Loan Mortgage Corporation—25.0%
$2,803,071	3.000%, 1/1/2033	$2,877,203
708,419	3.000%, 1/1/2043	732,118
1,369,783	3.000%, 10/1/2045	1,408,758
771,473	3.000%, 11/1/2045	793,183
834,164	3.000%, 5/1/2046	859,202
1,287,350	3.000%, 10/1/2046	1,317,945
730,249	3.000%, 10/1/2046	752,168
352,197	3.000%, 11/1/2046	360,568
977,442	3.000%, 8/1/2049	991,508
2,800,143	3.500%, 7/1/2042	2,944,343
1,665,382	3.500%, 9/1/2043	1,749,584
4,203,941	3.500%, 11/1/2047	4,356,061
2,320,974	4.000%, 12/1/2041	2,479,360
282,590	4.000%, 1/1/2042	301,875
704,117	4.000%, 3/1/2046	741,825
980,772	4.000%, 10/1/2047	1,031,212
1,279,871	4.000%, 11/1/2047	1,338,415
863,317	4.000%, 12/1/2047	904,155
207,828	4.000%, 4/1/2048	217,204
977,495	4.000%, 7/1/2048	1,019,458
60,487	4.500%, 4/1/2024	62,760
490,428	4.500%, 9/1/2039	531,320
358,367	4.500%, 8/1/2040	387,912
552,469	4.500%, 9/1/2040	598,016
949,217	4.500%, 12/1/2040	1,027,176
1,503,552	4.500%, 4/1/2041	1,626,100
328,090	4.500%, 2/1/2048	353,037
299,622	4.500%, 8/1/2048	319,783
1,152	5.000%, 7/1/2020	1,155
795,569	5.000%, 1/1/2034	871,348
237,310	5.000%, 5/1/2034	260,137
81,946	5.000%, 1/1/2036	90,492
218,159	5.000%, 4/1/2036	240,566
152,772	5.000%, 4/1/2040	168,277
223,169	5.000%, 5/1/2040	245,471
286,081	5.000%, 7/1/2040	314,669
13,138	5.500%, 4/1/2021	13,328
168,537	5.500%, 3/1/2029	183,552
1,312,100	5.500%, 5/1/2034	1,465,315
106,712	5.500%, 11/1/2037	119,998
98,763	6.000%, 4/1/2036	113,383
4	7.000%, 9/1/2030	5
284,610	7.000%, 12/1/2031	330,329
130,484	7.000%, 1/1/2032	151,933
33,297	7.000%, 1/1/2032	38,707
65,831	7.000%, 4/1/2032	75,544
699,035	7.000%, 4/1/2032	811,832
68,650	7.000%, 4/1/2032	78,980
148,516	7.000%, 4/1/2032	173,006
83,750	7.000%, 4/1/2032	95,963

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$98,690	8.000%, 2/1/2031	$114,793
	TOTAL	38,041,032
	Federal National Mortgage Association—23.9%
2,675,823	3.000%, 2/1/2045	2,746,105
1,309,888	3.000%, 10/1/2046	1,341,018
2,294,736	3.000%, 11/1/2046	2,349,272
724,977	3.000%, 11/1/2046	745,378
461,590	3.000%, 1/1/2047	472,272
1,577,581	3.000%, 1/1/2047	1,614,087
220,831	3.000%, 2/1/2047	227,597
2,867,919	3.000%, 12/1/2047	2,943,247
1,202,777	3.500%, 4/1/2026	1,247,193
2,769,952	3.500%, 9/1/2042	2,924,717
2,847,469	3.500%, 8/1/2046	2,968,835
1,385,653	3.500%, 9/1/2046	1,444,454
1,293,080	3.500%, 10/1/2047	1,362,500
1,050,235	3.500%, 1/1/2048	1,105,961
465,526	4.000%, 2/1/2041	497,730
1,221,717	4.000%, 12/1/2041	1,306,235
1,136,426	4.000%, 3/1/2042	1,221,081
979,371	4.000%, 4/1/2042	1,046,205
1,351,239	4.000%, 2/1/2048	1,413,047
298,163	4.000%, 2/1/2048	319,535
204,210	4.000%, 2/1/2048	213,679
1,529,925	4.000%, 2/1/2048	1,604,687
1,074,152	4.000%, 9/1/2048	1,116,572
1	4.500%, 12/1/2019	1
151,393	4.500%, 10/1/2040	163,826
767,870	4.500%, 4/1/2041	830,455
298,733	4.500%, 5/1/2048	316,359
22,805	5.000%, 12/1/2023	23,754
523,425	5.000%, 7/1/2034	573,966
232,774	5.500%, 9/1/2034	260,981
170,534	5.500%, 1/1/2036	192,407
149,055	5.500%, 4/1/2036	168,013
565,390	5.500%, 4/1/2036	636,356
21,060	6.000%, 10/1/2036	24,267
51,242	6.000%, 9/1/2037	59,104
68,573	6.000%, 11/1/2037	79,114
291,230	6.000%, 11/1/2037	335,736
34,884	7.000%, 3/1/2032	40,665
188,017	7.500%, 7/1/2028	209,726
188,254	7.500%, 2/1/2030	217,780
8,749	8.000%, 2/1/2030	10,183
9,654	8.000%, 10/1/2030	11,151
	TOTAL	36,385,251
	Government National Mortgage Association—0.1%
1,225	6.000%, 5/15/2024	1,289
8,862	7.000%, 1/15/2028	9,935
16,887	7.000%, 3/15/2028	18,915

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$17,054		7.000%, 10/15/2028	$19,026
1,624		7.500%, 7/15/2029	1,801
4,868		7.500%, 7/15/2029	5,574
1,899		7.500%, 8/15/2029	2,164
3,095		7.500%, 9/15/2029	3,539
5,193		7.500%, 7/15/2030	6,003
18,343		7.500%, 1/15/2031	21,316
		TOTAL	89,562
	[1]	Uniform Mortgage-Backed Securities, TBA—5.7%
2,500,000		2.500%, 12/1/2049	2,475,195
1,500,000		3.000%, 12/1/2049	1,521,211
1,500,000		3.500%, 12/1/2049	1,539,844
3,000,000		3.500%, 12/20/2049	3,100,547
		TOTAL	8,636,797
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $78,935,084)	83,152,642
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.6%
		Federal Home Loan Mortgage Corporation—0.1%
202,243	[2]	REMIC, Series 3331, Class FC, 2.195% (1-month USLIBOR +0.430%), 6/15/2037	202,320
		Federal National Mortgage Association—1.0%
1,431,738	[2]	REMIC, Series 2019-56, Class AF, 2.108% (1-month USLIBOR +0.400%), 10/25/2049	1,430,506
		Government National Mortgage Association—0.9%
1,405,027		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	1,427,497
		Municipal Services—1.0%
1,400,000		Fontainebleau Miami Beach Trust, Class A, 3.195%, 12/10/2036	1,441,503
		Non-Agency Mortgage-Backed Securities—1.6%
150,695		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	97,647
315,812		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	320,022
732,519		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	742,483
1,269,731		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,287,533
		TOTAL	2,447,685
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,973,850)	6,949,511
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.0%
		Agency Commercial Mortgage-Backed Securities—5.0%
1,441,269		FHLMC REMIC, Series K015, Class A2, 3.230%, 7/25/2021	1,460,073
1,455,000		FHLMC REMIC, Series K064, Class A2, 3.224%, 3/25/2027	1,552,763
1,392,000		FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024	1,436,629
3,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	3,178,764
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,412,366)	7,628,229
		INVESTMENT COMPANY—7.6%
11,477,156		Federated Government Obligations Fund, Premier Shares, 1.57%[3] (AT AMORTIZED COST)	11,477,156
		TOTAL INVESTMENT IN SECURITIES—105.9% (IDENTIFIED COST $153,556,926)	160,856,271
		OTHER ASSETS AND LIABILITIES - NET—(5.9)%[4]	(8,944,948)
		TOTAL NET ASSETS—100%	$151,911,323

Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/28/2019	1,156,016
Purchases/Additions	34,716,491
Sales/Reductions	(24,395,351)
Balance of Shares Held 11/30/2019	11,477,156
Value	$11,477,156
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$32,803
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an nvestment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliatedcompanies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments forpurposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$44,006,131	$—	$44,006,131
Asset-Backed Securities	—	435,579	—	435,579
Government Agencies	—	7,207,023	—	7,207,023
Mortgage-Backed Securities	—	83,152,642	—	83,152,642
Collateralized Mortgage Obligations	—	6,949,511	—	6,949,511
Commercial Mortgage-Backed Securities	—	7,628,229	—	7,628,229
Investment Company	11,477,156	—	—	11,477,156
TOTAL SECURITIES	$11,477,156	$149,379,115	$—	$160,856,271
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
TBA	—To Be Announced